Contract balances	12 Months Ended
Mar. 31, 2021
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure Of Contract balances and Other liabilities Explanatory [Text Block]
9.	Contract balances
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2021		March 2020
Trade Receivables		8,520,118		9,631,400
Contract Assets – Unbilled Revenue		7,516		16,113
Contract liabilities – Deferred Income
Current contract liabilities	1,377,624		1,472,898
Non-current contract liabilities	929,590		981,767
Total Contract liabilities – Deferred Income		2,307,213		2,454,664

The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2021

Particulars	₹.
Balance as of April 1, 2020	16,113
Add: Revenue recognized during the yea r	26,837
Less: Invoiced during the year	(34,938)
Add: Translation gain or (loss)	(496)
Balance as of March 31, 2021	7,516

The following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2021

Particulars	₹.
Balance as of April 1, 2020	2,454,664
Less: Revenue recognized during the period	(18,200,933)
Add: Invoiced during the period but revenue not recognized	18,055,379
Add: Translation gain or (loss)	(1,897)
Balance as of March 31, 2021	2,307,213

Contract Cost and Amortisation
Costs to fulfil customer contracts are deferred and amortized over the contract period. For the year ended March 31, 2021 the Company has capitalised
₹
56,093 and amortised
₹
82,130. There was no impairment loss in relation to the capitalised cost.

Incremental costs of obtaining a contract are recognized as assets and amortized over the contract period. The Company recognizes incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognized is one year or less.

In measuring Contract assets the current economic conditions prevailing on the date of approval of financial statements due to global health pandemic COVID-19 has been considered. The actual impact could be different.